Financial instruments (Narrative) (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 CAD ($)
Statement [Line Items]
Finance income	$ 722		$ 417
Cash and cash equivalents	28,361		50,473		$ 86,771
Finance costs	68		82
Operating expense	40,996		33,722
Comprehensive income	$ (45,088)		$ (31,733)
Interest rate risk [Member]
Statement [Line Items]
Value at risk, sensitivity basis points	100	100
Finance income	$ 7
Currency risk [Member]
Statement [Line Items]
Value at risk, sensitivity percentage	1.00%	1.00%
Cash and cash equivalents				$ 58,627
Trade and other payables				$ 6,778
Finance costs	$ 673
Operating expense		$ 15,040
Comprehensive income	$ 195